UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number  811-22027

FundVantage Trust
(Exact name of registrant as specified in charter)

301 Bellevue Parkway
Wilmington, DE 19809
(Address of principal executive offices) (Zip code)

Joel L. Weiss BNY Mellon Investment Servicing (US) Inc. 103 Bellevue Parkway
Wilmington, DE 19809
(Name and address of agent for service)

Registrant’s telephone number, including area code:  302-791-1851

Date of fiscal year end:  April 30

Date of reporting period: March 31, 2014

EXPLANATORY NOTE: This filing covers the Mount Lucas U.S. Focused Equity Fund, formerly of Scotia Institutional Funds, the assets and liabilities of which were acquired by FundVantage Trust immediately prior to the opening of business on March 24, 2014.

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

MOUNT LUCAS U.S. FOCUSED EQUITY FUND

of

FundVantage Trust

Class I Shares

SEMI-ANNUAL REPORT

March 31, 2014

(Unaudited)

This report is submitted for the general information of the shareholders of the Mount Lucas U.S. Focused Equity Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Mount Lucas U.S. Focused Equity Fund.

MOUNT LUCAS U.S. FOCUSED EQUITY FUND

Semi-Annual Report

Performance Data

March 31, 2014

(Unaudited)

		Average Annual Total Returns for the Periods Ended March 31, 2014
	Six Months†	1 Year	3 Years	5 Years	Since Inception*
Class I Shares	19.83%	28.44%	14.44%	26.36%	6.03%
S&P 500® Index	12.51%	21.86%	14.66%	21.16%	5.30	%**

†	Not Annualized

*	The Mount Lucas U.S. Focused Equity Fund-Class I Shares (the ’Fund’) commenced operations on October 1, 2007.

**	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Current performance may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by calling (844) 261-6483.

The Fund’s total annual gross and net operating expenses, as stated in the current prospectus dated March 24, 2014, are 1.37% and 0.95%, respectively, for Class I shares of the Fund’s average daily net assets. Performance would have been lower without fee waivers in effect.

The Fund operated as a series of Scotia Institutional Funds prior to the opening of business on March 24, 2014 (the “Predecessor Fund”), at which time, the Predecessor Fund was reorganized into the Fund. Before the Fund commenced operations, all of the assets and liabilities of the Predecessor Fund were transferred to the Fund in a tax-free reorganization (the “Reorganization”). The Reorganization occurred at the opening of business on March 24, 2014. As a result of the Reorganization, the Fund assumed the performance and accounting history of the Predecessor Fund prior to the date of the Reorganization. The Fund has the same investment objective and strategies as the Predecessor Fund. The Performance shown for periods prior to March 24, 2014 represents the performance for the Predecessor Fund.

The Fund is non-diversified and invests in a limited number of securities. As a result, the Fund’s investment performance may be more volatile, as it may be more susceptible to risks associated with a single economic, political, or regulatory event than a fund that invests in a greater number of issuers.

All mutual fund investing involves risk, including possible loss of principal.

The Fund intends to evaluate performance as compared to that of the Standard & Poor’s 500® Composite Price Index (“S&P 500®”). The S&P 500® is a widely recognized, unmanaged index of 500 common stocks which are generally representative of the U.S. stock market as a whole. It is impossible to invest directly in an index.

MOUNT LUCAS U.S. FOCUSED EQUITY FUND

Fund Expense Disclosure

March 31, 2014

(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs including sales charges (loads) on purchase payments (if any) or redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (Rule 12b-1) fees (if any) and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period from October 1, 2013 through March 31, 2014 and held for the entire period.

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Examples for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges on purchase payments (if any) or redemption fees. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Mount Lucas U.S. Focused Equity Fund
	Beginning Account Value October 1, 2013	Ending Account Value March 31, 2014	Expenses Paid During Period*
Class I Shares
Actual	$1,000.00	$1,198.30	$5.21
Hypothetical (5% return before expenses)	1,000.00	1,020.19	4.78

*

Expenses are equal to the annualized expense ratio for the six-months ended March 31, 2014 of 0.95% for Class I shares, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 365 to reflect the period. The Fund’s ending account value on the first line in the table is based on the actual six-month total return for the Fund of 19.83% for Class I shares.

MOUNT LUCAS U.S. FOCUSED EQUITY FUND

Portfolio Holdings Summary Table

March 31, 2014

(Unaudited)

The following table presents a summary by sector of the portfolio holdings of the Fund:

	% of Net Assets	Value
COMMON STOCKS:
Consumer Discretionary	20.1%	$11,781,382
Financials	17.7	10,384,342
Industrials	14.3	8,395,213
Consumer Staples	12.8	7,485,850
Materials	10.1	5,898,695
Information Technology	8.9	5,232,065
Health Care	7.7	4,503,071
Energy	7.3	4,314,346
Other Assets in Excess of Liabilities	1.1	670,506

NET ASSETS	100.0%	$58,665,470

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

MOUNT LUCAS U.S. FOCUSED EQUITY FUND

Portfolio of Investments

March 31, 2014

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 98.9%
Consumer Discretionary — 20.1%
Best Buy Co., Inc.	89,241	$2,356,855
Ford Motor Co.	261,101	4,073,176
Gamestop Corp., Class A	59,914	2,462,465
Graham Holdings Co., Class B	861	605,929
Staples, Inc.	201,319	2,282,957

		11,781,382

Consumer Staples — 12.8%
CVS Caremark Corp.	7,789	583,085
Hormel Foods Corp.	11,788	580,795
The Kroger Co.	13,312	581,069
Safeway, Inc.	75,904	2,803,894
Tyson Foods, Inc., Class A	66,735	2,937,007

		7,485,850

Energy — 7.3%
Murphy Oil Corp.	32,178	2,022,709
Valero Energy Corp.	43,157	2,291,637

		4,314,346

Financials — 17.7%
Assurant, Inc.	42,093	2,734,361
JPMorgan Chase & Co.	37,470	2,274,804
Marsh & McLennan Cos, Inc.	11,545	569,168
SLM Corp.	81,047	1,984,031
Torchmark Corp.	6,905	543,424
Unum Group	64,530	2,278,554

		10,384,342

Health Care — 7.7%
Becton Dickinson & Co.	4,944	578,844
Cigna Corp.	6,068	508,074
CR Bard, Inc.	3,980	588,960
Johnson & Johnson	5,676	557,553
WellPoint, Inc.	22,799	2,269,640

		4,503,071

	Number of Shares	Value
COMMON STOCKS — (Continued)
Industrials — 14.3%
Cintas Corp.	9,316	$555,327
Delta Air Lines, Inc.	64,676	2,241,023
General Dynamics Corp.	5,126	558,324
Honeywell International, Inc.	5,950	551,921
Northrop Grumman Corp.	5,305	654,531
Raytheon Co.	5,649	558,065
Rockwell Collins, Inc.	6,944	553,228
Ryder System, Inc.	34,069	2,722,794

		8,395,213

Information Technology — 8.9%
Fiserv, Inc.*	9,727	551,424
Hewlett-Packard Co.	75,769	2,451,885
Xerox Corp.	197,235	2,228,756

		5,232,065

Materials — 10.1%
Cliffs Natural Resources, Inc.	122,654	2,509,501
The Dow Chemical Co.	46,546	2,261,670
Ecolab, Inc.	10,441	1,127,524

		5,898,695

TOTAL COMMON STOCKS (Cost $53,306,511)		57,994,964

TOTAL INVESTMENTS - 98.9% (Cost $53,306,511)		57,994,964

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.1%		670,506

NET ASSETS - 100.0%		$58,665,470

*	Non-income producing.

The accompanying notes are an integral part of the financial statements.

MOUNT LUCAS U.S. FOCUSED EQUITY FUND

Statement of Assets and Liabilities

March 31, 2014

(Unaudited)

Assets
Investments, at value (Cost $53,306,511)	$57,994,964
Cash	758,531
Receivable for capital shares sold	64,632
Dividends and interest receivable	89,097
Receivable from Investment Adviser	29,392
Prepaid expenses and other assets	19,787

Total assets	58,956,403

Liabilities
Payable for investments purchased	207,814
Payable to Investment Adviser	36,285
Payable for capital shares redeemed	22,825
Payable to custodian	8,658
Payable for transfer agent fees	1,987
Payable for Trustees and Officers fees	2,640
Payable for administration and accounting fees	6,797
Accrued expenses	3,927

Total liabilities	290,933

Net Assets	$58,665,470

Net Assets Consisted of:
Capital stock, $0.01 par value	$49,517
Paid-in capital	46,490,739
Undistributed net investment income	189,295
Accumulated net realized gain from investments	7,247,466
Net unrealized appreciation on investments	4,688,453

Net Assets	$58,665,470

Class I:
Net asset value, offering and redemption price per share ($58,665,470 / 4,951,733)	$11.85

The accompanying notes are an integral part of the financial statements.

MOUNT LUCAS U.S. FOCUSED EQUITY FUND

Statement of Operations

For the Six Months Ended March 31, 2014

(Unaudited)

Investment Income
Dividends	$576,440
Interest	27

Total investment income	576,467

Expenses
Advisory fees (Note 2)	195,711
Administration and accounting fees (Note 2)	27,726
Trustees’ and officers’ fees (Note 2)	16,249
Transfer agent fees (Note 2)	16,151
Custodian fees (Note 2)	12,273
Registration and filing fees	10,504
Audit fees	9,704
Legal fees	5,843
Printing and shareholder reporting fees	2,658
Other expenses	2,197

Total expenses before waivers and reimbursements	299,016

Less: waivers and reimbursements (Note 2)	(51,115)

Net expenses after waivers and reimbursements	247,901

Net investment income	328,566

Net realized and unrealized gain/(loss) from investments:
Net realized gain from investments	7,343,507
Net change in unrealized appreciation on investments	1,601,968

Net realized and unrealized gain on investments	8,945,475

Net increase in net assets resulting from operations	$9,274,041

The accompanying notes are an integral part of the financial statements.

MOUNT LUCAS U.S. FOCUSED EQUITY FUND

Statement of Changes in Net Assets

	For the Six Months Ended March 31, 2014 (Unaudited)	For the Year Ended September 30, 2013
Increase in net assets from operations:
Net investment income	$328,566	$612,727
Net realized gain on investments	7,343,507	5,819,331
Net change in unrealized appreciation from investments	1,601,968	2,611,774

Net increase in net assets resulting from operations:	9,274,041	9,043,832

Less Dividends and Distributions to Shareholders From:
Net investment income:
Class I	(519,755)	(426,207)
Net realized capital gains:
Class I	(5,642,614)	—

Net decrease in net assets from dividends and distributions to shareholders	(6,162,369)	(426,207)

Increase in Net Assets Derived from Capital Share Transactions (Note 4)	10,014,017	10,862,417

Total increase (decrease) in net assets	13,125,689	19,480,042

Net assets
Beginning of period	45,539,781	26,059,739

End of period	$58,665,470	$45,539,781

Undistributed net investment income, end of period	$189,295	$380,484

The accompanying notes are an integral part of the financial statements.

MOUNT LUCAS U.S. FOCUSED EQUITY FUND

Financial Highlights

Contained below is per share operating performance data for Class I Shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Class I Shares
	For the Six Months Ended March 31, 2014 (Unaudited)(1)		For the Year Ended September 30, 2013(1)	For the Year Ended September 30, 2012(1)		For the Year Ended September 30, 2011(1)		For the Year Ended September 30, 2010(1)	For the Year Ended September 30, 2009(1)
Per Share Operating Performance
Net asset value, beginning of period	$11.19		$8.72	$7.09		$7.69		$6.49	$7.07

Net investment income(2)	0.07		0.17	0.12		0.14		0.07	0.10
Net realized and unrealized gain/(loss) on investments	2.08		2.43	1.66		(0.81)		1.19	(0.51)

Net increase/(decrease) in net assets resulting from operations	2.15		2.60	1.78		(0.67)		1.26	(0.41)

Dividends and distributions to shareholders from:
Net investment income	(0.13)		(0.13)	(0.16)		(0.05)		(0.07)	(0.17)
Net realized capital gains	(1.36)		—	—		—		—	—

Total distributions	(1.49)		(0.13)	(0.16)		(0.05)		(0.07)	(0.17)

Adviser Contribution	—		—	0.01		0.12		—	—
Redemption fees added to paid-in capital(2)	—		—	—		0.00	(3)	0.01	0.00 (3)

Net asset value, end of period	$11.85		$11.19	$8.72		$7.09		$7.69	$6.49

Total investment return(4)	19.83%		30.16%	25.38	%(5)	(7.25	)%(5)	19.60%	(5.16)%
Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$58,665		$45,540	$26,060		$17,003		$9,588	$3,827
Ratio of expenses to average net assets	0.95	%(6)	0.95%	0.95%		0.95%		0.95%	0.95%
Ratio of expenses to average net assets without waivers and expense reimbursements	1.15	%(6)	1.25%	1.74%		1.74%		3.39%	7.91%
Ratio of net investment income to average net assets	1.26	%(6)	1.70%	1.50%		1.68%		0.95%	1.92%
Portfolio turnover rate	54.49	%(7)	103.55%	118.67%		102.57%		120.20%	178.60%

(1)	Effective prior to the opening of business on March 24, 2014, the Fund acquired substantially all of the assets and liabilities of the Mount Lucas U.S. Focused Equity Fund, a series of Scotia Institutional Funds (the “Predecessor Fund”). The financial highlights for the period to that date reflects the performance of the Predecessor Fund.
(2)	Calculated based on the average number of shares outstanding during the period.
(3)	Amount is less than $0.005 per share.
(4)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total return for periods less than one year are not annualized.
(5)	Absent the capital contribution between the Predecessor Fund and the investment adviser to the Predecessor Fund, as described in Note 2, total returns would have been 25.23% and (8.82)% for the years ended September 30, 2012, and 2011, respectively.
(6)	Annualized.
(7)	Not annualized.

The accompanying notes are an integral part of the financial statements.

MOUNT LUCAS U.S. FOCUSED EQUITY FUND

Notes to Financial Statements

March 31, 2014

(Unaudited)

1. Organization and Significant Accounting Policies

The Mount Lucas U.S. Focused Equity Fund (the “Fund”) is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund is a separate series of FundVantage Trust (the “Trust”) which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. The Fund offers separate classes of shares, Class I and Class II. As of March 31, 2014, Class II Shares have not been issued.

Immediately prior to the opening of business on March 24, 2014, the Fund, a series of the Trust, acquired substantially all of the assets and liabilities of the Mount Lucas U.S. Focused Equity Fund, a series of Scotia Institutional Funds, (the “Predecessor Fund”) pursuant to an Agreement and Plan of Reorganization. As a result of the reorganization, the Fund is the accounting successor to the Predecessor Fund. See Note 6 for additional information on the reorganization.

The fiscal year end of the Predecessor Fund was September 30. As part of the Trust, the Fund intends to change its year end to April 30 to reflect the year end of the other series of the Trust.

Portfolio Valuation — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities;

• Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 —	significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2014, in valuing the Fund’s investments carried at fair value:

MOUNT LUCAS U.S. FOCUSED EQUITY FUND

Notes to Financial Statements (Continued)

March 31, 2014

(Unaudited)

	Total Value at 03/31/14	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$57,994,964	$57,994,964	$—	$—

* Please refer to Portfolio of Investments for details on portfolio holdings.

At the end of each fiscal quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the six month period ended March 31, 2014, there were no transfers between Levels 1, 2 and 3 for the Fund.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.

Investment Transactions, Investment Income and Expenses — Investment transactions are recorded on trade date for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Shareholder services fees relating to a specific class are charged directly to that class. Fund level expenses common to all classes, investment income and realized and unrealized gains and losses on investments are allocated to each class based upon the relative daily net assets of each class. General expenses of the Trust are generally allocated to each fund in proportion to its relative daily net assets. Expenses directly attributable to a particular fund in the Trust are charged directly to that fund.

MOUNT LUCAS U.S. FOCUSED EQUITY FUND

Notes to Financial Statements (Continued)

March 31, 2014

(Unaudited)

Dividends and Distributions to Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared, recorded on ex-date and paid at least annually to shareholders. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

U.S. Tax Status — No provision is made for U.S. income taxes as it is the Fund’s intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, (the “Code”) and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

Other — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

2. Transactions with Affiliates and Related Parties

Mount Lucas Management LP (“Mount Lucas” or the “Adviser”) serves as investment adviser to the Fund pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). For its services, the Adviser is entitled to an investment advisory fee of 0.75% (on an annualized basis), which is calculated daily and paid monthly based on the average daily net assets of the Fund.

Prior to March 24, 2014, Scotia Institutional Investments US, LP (the “Former Adviser”) served as the investment adviser to the Predecessor Fund, and was entitled to the same investment advisory fee as listed above. Prior to March 24, 2014, the Former Advisor had a sub-advisory agreement with Mount Lucas. The Former Advisor, not the Predecessor Fund, paid a sub-advisory fee to Mount Lucas. Effective immediately prior to the opening of business on March 24, 2014, Mount Lucas became the investment adviser to the Fund.

The Adviser has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, interest, extraordinary items, “Acquired Fund fees and expenses” and brokerage commissions) do not exceed 0.95% (on an annual basis) of the Fund’s average daily net assets of Class I Shares (the “Expense Limitation”). The Expense Limitation shall remain in effect until August 31, 2015, unless the Board of Trustees of the Trust approves its earlier termination. Prior to March 24, 2014, the Former Adviser contractually agreed to waive class level expenses and fund level expenses, to the extent necessary to limit the total annual operating expenses from exceeding 0.95% for the Class I Shares average daily net assets.

MOUNT LUCAS U.S. FOCUSED EQUITY FUND

Notes to Financial Statements (Continued)

March 31, 2014

(Unaudited)

Subject to approval by the Board of Trustees, the Adviser may recoup any expenses or fees it has reimbursed within a three-year period from the year in which the Adviser reduced its compensation and/or assumed expenses of the Fund. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation. As of March 31, 2014, the amount of potential recovery was as follows:

Expiration
April 30, 2017
$2,568

As of March 31, 2014, the Adviser earned advisory fees of $9,461 for the period from March 24, 2014 through March 31, 2014. For the period from March 24, 2014 through March 31, 2014, the Adviser waived fees of $2,568. For the period from October 1, 2013 through immediately prior to the opening of business on March 24, 2014, the Former Adviser earned advisory fees of $186,250 and waived fees of $48,547. The Former Adviser is no longer eligible to recover any amounts previously waived or reimbursed.

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) serves as administrator and transfer agent for the Fund.

For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average daily net assets and is subject to certain minimum monthly fees.

For providing transfer agent services, BNY Mellon is entitled to receive certain minimum monthly fees.

The Bank of New York Mellon (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average daily net assets and is subject to certain minimum monthly fees.

Foreside Funds Distributors LLC (the “Underwriter”) provides principal underwriting services to the Fund pursuant to an underwriting agreement between the Trust and the Underwriter.

The Trustees of the Trust who are not affiliated with BNY Mellon receive an annual retainer for their services as a Trustee. No payments were made to the Trustees by the Fund for the period ended March 31, 2014. Certain employees of BNY Mellon serve as an Officer or Trustee of the Trust. They are not compensated by the Fund or the Trust.

During January 2012, management of the Predecessor Fund determined that an error in the transacting and recording of short-term redemption fees had occurred, resulting in the Predecessor Fund receiving $21,958 and $253,818 of cash for short-term redemption fees for the years ended September 30, 2012 and 2011, respectively, meant for other series of Scotia Institutional Funds. The impact of such error was not considered material to any previously issued financial statements. The investment adviser to the Predecessor Fund, Scotia Institutional Investments US, LP, (the “Former Adviser”) and the Predecessor Fund entered into an agreement whereby the Former Adviser agreed to (i) make shareholders of each series of Scotia Institutional Funds whole through a capital contribution to the extent that there were any material underpayments of redemption fees to such series and (ii) permit the Predecessor Fund to retain the amount of any overpayment of redemption fees. For the years ended September 30, 2012 and 2011, 0.15% and 1.57%, respectively, of the Predecessor Fund’s total return consisted of this capital contribution. Excluding this capital contribution, total returns for the years ended September 30, 2012 and 2011 would have been 25.23% and (8.82)%, respectively.

MOUNT LUCAS U.S. FOCUSED EQUITY FUND

Notes to Financial Statements (Continued)

March 31, 2014

(Unaudited)

3. Investment in Securities

For the six months ended March 31, 2014, aggregate purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:

	Purchases	Sales
Investment Securities	$32,348,484	$28,389,623

4. Capital Share Transactions

For the six months ended March 31, 2014 and the year ended September 30, 2013, transactions in capital shares (authorized shares unlimited) were as follows:

	For the Six Months Ended
	March 31, 2014		For the Year Ended
	(Unaudited)		September 30, 2013
	Shares	Value	Shares	Value
Class I Shares*
Sales	699,173	$8,089,754	1,433,027	$14,406,796
Reinvestments	537,560	6,048,236	47,058	422,109
Redemptions	(355,312)	(4,123,973)	(396,605)	(3,966,488)

Net Increase	881,421	$10,014,017	1,083,480	$10,862,417

* Information pertains to the Class I Shares of the Predecessor Fund.

5. Federal Tax Information

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

For the year ended September 30, 2013, the tax character of distributions paid by the Fund was $426,207 of ordinary income dividends. Distributions from net investment income and short-term capital gains are treated as ordinary income for federal income tax purposes.

As of September 30, 2013, the components of distributable earnings on a tax basis were as follows:

Capital Loss Carryforward	Undistributed Ordinary Income	Undistributed Long-Term Gain	Unrealized Appreciation/ (Depreciation)	Other Book/Tax Differences
$—	$1,809,662	$4,183,411	$3,025,242	$(4,774)

The differences between the book and tax basis unrealized depreciation are attributable primarily to the tax deferral of losses on wash sales. Other book/tax differences in treatment of organizational and start-up costs.

MOUNT LUCAS U.S. FOCUSED EQUITY FUND

Notes to Financial Statements (Concluded)

March 31, 2014

(Unaudited)

As of March 31, 2014, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

Federal tax cost	$53,306,511

Gross unrealized appreciation	$5,261,064
Gross unrealized depreciation	(572,611)

Net unrealized appreciation	$4,688,453

Accumulated capital losses represent net capital loss carry forwards as of September 30, 2013 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. Under the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. The Fund’s first taxable year end subject to the Modernization Act was September 30, 2012.

As of September 30, 2013, the Fund did not have any capital loss carryforwards.

6. Reorganization

On March 7, 2014, at a special meeting, shareholders of Mount Lucas U.S. Focused Equity Fund, a series of Scotia Institutional Funds, (“Acquired Fund”) approved an Agreement and Plan of Reorganization pursuant to which the assets and identified liabilities of the Acquired Fund were transferred into Class I Shares of the Mount Lucas U.S. Focused Equity Fund of the Trust (“Acquiring Fund”) as noted below. The consummation of the reorganization took place immediately prior to the opening of business on March 24, 2014 in a tax-free exchange of shares.

Acquired Fund (series of Scotia Institutional Funds)	Acquiring Fund (series of FundVantage Trust)	Net Assets	Shares Outstanding
Mount Lucas U.S. Focused	Mount Lucas U.S. Focused
Equity Fund Class I	Equity Fund Class I	$57,966,637	4,923,325

7. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

MOUNT LUCAS U.S. FOCUSED EQUITY FUND

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (844) 261-6483 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Trust will file its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q will be available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

Approval of Advisory Agreement

At an in-person meeting held on December 17-18, 2013 (the “Meeting”), the Board of Trustees (the “Board” or “Trustees”) of FundVantage Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” as defined in the Investment Company Act of 1940, as amended (“1940 Act”), (the “Independent Trustees”), unanimously approved an advisory agreement (the “Agreement”) between Mount Lucas Management LP (“Mount Lucas” or the “Adviser”) and the Trust on behalf of the Mount Lucas U.S. Focused Equity Fund (the “Fund”). In determining whether to approve the Agreement, the Trustees considered information provided by the Adviser in accordance with Section 15(c) of the 1940 Act. The Trustees considered information that the Adviser provided regarding (i) services to be performed for the Fund, (ii) the size and qualifications of Mount Lucas’ portfolio management staff, (iii) any potential or actual material conflicts of interest which may arise in connection with a portfolio manager’s management of the Fund, (iv) investment performance of similarly managed accounts, (v) the capitalization and financial condition of Mount Lucas, (vi) brokerage selection procedures (including soft dollar arrangements, if any), (vii) the procedures for allocating investment opportunities between the Fund and other clients, (viii) results of any regulatory examination, including any recommendations or deficiencies noted, (ix) any litigation, investigation or administrative proceeding which may have a material impact on Mount Lucas’ ability to service the Fund, and (x) compliance with federal securities laws and other regulatory requirements. The Adviser also provided its code of ethics, most recent Form ADV and compliance policies and procedures, including its proxy voting policies and procedures, for the Trustees’ review and consideration. The Trustees also received and reviewed a memorandum from legal counsel regarding the legal standard applicable to their review of the Agreement.

Representatives from Mount Lucas attended the Meeting in person, discussed the firm’s history, performance and investment strategy in connection with the proposed approval of the Agreement and answered questions from the Board.

The Fund operated as a series of Scotia Institutional Funds prior to March 24, 2014 (the “Predecessor Fund”), at which time, the Predecessor Fund was reorganized into the Fund. At the Meeting, the Trustees received and reviewed the historical performance charts for the Predecessor Fund including a comparison to the Predecessor Fund’s benchmark, the S&P 500 Index, and the Lipper Multi-Cap Value Category, the Fund’s Lipper peer group, for the one year, two year, year to date and since inception periods ended October 31, 2013. The Trustees also reviewed performance information for the separately managed accounts that are managed by Mount Lucas in a substantially similar manner as proposed for the Fund, including a comparison to the S&P 500 Index, on a one year, three year, five year, ten year and since inception basis through September 30, 2013, noting that the separately managed accounts outperformed the S&P 500 Index for the one year, five year, ten year and since inception periods and underperformed for the three year period. The Trustees noted that the Predecessor Fund’s Class I shares outperformed the median of the Lipper Multi-Cap Value Category for the year to date, one year, two year and since inception periods ended October 31, 2013. Additionally, the Trustees noted

MOUNT LUCAS U.S. FOCUSED EQUITY FUND

Other Information (Continued)

(Unaudited)

that the Predecessor Fund’s Class I shares outperformed the S&P 500 Index for the year to date, one year and two year periods ended October 31, 2013, and underperformed since inception.

Mount Lucas, which served as the investment sub-adviser to the Predecessor Fund, provided information regarding its proposed advisory fee and an analysis of its fee in relation to the delivery of services to be provided to the Fund and any other ancillary benefit resulting from Mount Lucas’ relationship with the Fund. The Trustees considered that the Adviser’s proposed advisory fees for the Fund are the same as the advisory fees charged by the investment adviser to the Predecessor Fund. The Trustees also reviewed information regarding the fees the Adviser charges to certain other accounts with a similar strategy and evaluated explanations provided by Mount Lucas as to differences in the fees. The Trustees also reviewed fees charged by other advisers that manage comparable mutual funds with similar strategies. The Trustees noted that the proposed gross advisory fee and gross total expense ratio for Class I shares of the Fund were higher than, and net advisory fee and net total expense ratio were lower than, the median of the net and gross advisory fees and total expense ratios of funds with a similar share class in the Lipper Multi-Cap Value Fund category with $200 million or less in assets, which was represented to the Board as the most appropriate peer category for comparison. The Trustees concluded that the proposed advisory fee and services to be provided by Mount Lucas were sufficiently consistent with those of other advisers which manage mutual funds with investment objectives, strategies and policies similar to those of the Fund based on the information provided at the Meeting by the Adviser.

The Board considered the level and depth of knowledge of Mount Lucas, including the professional experience and qualifications of senior personnel. The Board also took into account Mount Lucas’ compliance policies and procedures and statements made by the Trust’s CCO regarding Mount Lucas’ compliance program. The Board also considered any potential conflicts of interest that may arise in a portfolio manager’s management of the Fund’s investments on the one hand, and the investments of other accounts, on the other. The Trustees reviewed the services to be provided to the Fund by Mount Lucas and concluded that the nature, extent and quality of the services to be provided were appropriate and consistent with the terms of the Mount Lucas Agreement, that the quality of the proposed services appeared to be consistent with industry norms and that the Fund is likely to benefit from the provision of those services. They also concluded that Mount Lucas has sufficient personnel, with the appropriate education and experience, to serve the Fund effectively.

The Trustees considered the anticipated costs of the services to be provided by Mount Lucas, the compensation and benefits Mount Lucas expects to receive in providing services to the Fund, as well as Mount Lucas’ anticipated profitability. The Trustees were provided with the most recent audited financial statements of Mount Lucas. The Trustees noted that Mount Lucas’ level of profitability is an appropriate factor to consider, and the Trustees should be satisfied that Mount Lucas’ profits are sufficient to continue as a healthy concern generally and as investment adviser of the Fund specifically. The Trustees concluded that Mount Lucas’ contractual advisory fee level was reasonable in relation to the nature and quality of the services to be provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the projected growth and size of the Fund and the expense limitations agreed to by the Adviser.

The Trustees considered the extent to which economies of scale would be realized relative to fee levels as the Fund grows, and whether the advisory fee levels reflect these economies of scale for the benefit of Fund shareholders. The Board noted that economies of scale may be achieved at higher asset levels for the Fund for the benefit of Fund shareholders, but that because such economies of scale did not yet exist and were not likely to exist in the near term, it was not appropriate to incorporate a mechanism for sharing the benefit of such economies with Fund shareholders in the advisory fee structure at this time.

In voting to approve the Agreement, the Board considered all factors it deemed relevant and the information presented to the Board by Mount Lucas. In arriving at its decision, the Board did not identify any single factor as being of paramount importance and each member of the Board gave varying weights to each factor according to his or her own judgment. The Board determined that the approval of the Agreement would be in the best interests of the Fund and its shareholders.

MOUNT LUCAS U.S. FOCUSED EQUITY FUND

Other Information (Concluded)

(Unaudited)

As a result, the Board, including a majority of the Independent Trustees, unanimously approved the Agreement for an initial two-year period.

MT. LUCAS U.S. FOCUSED EQUITY FUND

Privacy Notice

(Unaudited)

The privacy of your personal financial information is extremely important to us. When you open an account with us, we collect a significant amount of information from you in order to properly invest and administer your account. We take very seriously the obligation to keep that information private and confidential, and we want you to know how we protect that important information.

We collect nonpublic personal information about you from applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you, or our former clients, to our affiliates or to service providers or other third parties, except as permitted by law. We share only the information required to properly administer your accounts, which enables us to send transaction confirmations, monthly or quarterly statements, financials and tax forms. Even within FundVantage Trust and its affiliated entities, a limited number of people who actually service accounts will have access to your personal financial information. Further, we do not share information about our current or former clients with any outside marketing groups or sales entities.

To ensure the highest degree of security and confidentiality, FundVantage Trust and its affiliates maintain various physical, electronic and procedural safeguards to protect your personal information. We also apply special measures for authentication of information you request or submit to us on our web site.

If you have questions or comments about our privacy practices, please call us at (844) 261-6483.

Investment Adviser

Mount Lucas Management LP

405 South State Street

Newtown, PA 18940

Administrator

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, DE 19809

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Principal Underwriter

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

Custodian

The Bank of New York Mellon

One Wall Street

New York, NY 10286

Independent Registered Public Accounting Firm

Ernst & Young LLP

One Commerce Square

2005 Market Street, Suite 700

Philadelphia, PA 19103-7042

Legal Counsel

Pepper Hamilton LLP

3000 Two Logan Square

18th and Arch Streets

Philadelphia, PA 19103

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	FundVantage Trust

By (Signature and Title)*	/s/ Joel L. Weiss
Joel L. Weiss, President and Chief Executive Officer
(principal executive officer)

Date	6/2/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Joel L. Weiss
Joel L. Weiss, President and Chief Executive Officer
(principal executive officer)

Date	6/2/2014

By (Signature and Title)*	/s/ James G. Shaw
James G. Shaw, Treasurer and Chief Financial Officer
(principal financial officer)

Date	6/2/2014

* Print the name and title of each signing officer under his or her signature.